B9 Other current liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
B9 Other current liabilities

B9	Other current liabilities

Other current liabilities
	2020	2019
Accrued interest	181	238
Accrued expenses	28,895	31,159
Of which employee-related	15,182	13,303
Of which supplier-related	7,823	10,084
Of which other 1)	5,890	7,772
Derivative liabilities 2)	234	996
Other 3)	8,864	5,012
Total	38,174	37,405

1)	Major balance relates to accrued expenses for customer projects.
2)	See also note F1 “Financial risk management.”
3)	Includes items such as VAT and withholding tax payables and other payroll deductions, and liabilities for goods received where the related invoice has not yet been received.